Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 40,640	$ 38,345
Securities
Trading	145,533	146,534
Investment, net of applicable allowance	144,980	102,470
Securities	290,513	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	308,215	306,961
Loans, net of applicable allowance
Loans, net	655,941	618,856
Other
Derivatives	157,378	101,560
Deposits
Personal	337,196	294,732
Business and government	640,284	565,482
Bank	39,678	25,791
Deposits	1,017,158	886,005
Other
Obligations related to securities sold short	36,841	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	273,768	226,586
Derivatives	155,479	98,543
Subordinated debentures	9,899	9,815
Financial assets classified as at FVTPL [member]
Securities
Trading	135,043	137,600
Securities	135,043	137,600
Assets purchased under reverse repurchase agreements and securities borrowed	254,124	246,068
Loans, net of applicable allowance
Retail		275
Wholesale	5,891	7,055
Loans, net	5,891	7,330
Other
Derivatives	157,378	101,560
Other assets	3,285	3,156
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	23,808	22,283
Securities
Trading	10,490	8,934
Securities	10,490	8,934
Loans, net of applicable allowance
Retail	256	242
Wholesale	2,433	1,856
Loans, net	2,689	2,098
Other
Other assets	20
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	95,101	57,223
Securities	95,101	57,223
Loans, net of applicable allowance
Retail	257	95
Wholesale	741	451
Loans, net	998	546
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	503	463
Securities	503	463
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	73	140
Business and government	282	151
Deposits	355	291
Other
Obligations related to securities sold short	36,841	35,069
Derivatives	155,479	98,543
Other liabilities	46	(1,209)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	16,576	17,394
Business and government	120,328	111,389
Bank	10,202	3,032
Deposits	147,106	131,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	255,493	218,612
Other liabilities	61	91
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	16,832	16,062
Securities
Investment, net of applicable allowance	50,392	45,104
Securities	50,392	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	54,091	60,894
Loans, net of applicable allowance
Retail	446,709	424,416
Wholesale	207,479	184,645
Loans, net	654,188	609,061
Other
Other assets	62,948	50,375
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	319,822	277,353
Business and government	521,776	452,536
Bank	29,489	22,773
Deposits	871,087	752,662
Other
Obligations related to assets sold under repurchase agreements and securities loaned	18,275	7,974
Other liabilities	66,282	61,024
Subordinated debentures	9,989	9,930
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	40,640	38,345
Securities
Trading	145,533	146,534
Investment, net of applicable allowance	144,980	102,470
Securities	290,513	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	308,215	306,961
Loans, net of applicable allowance
Retail	440,891	424,081
Wholesale	215,050	194,775
Loans, net	655,941	618,856
Other
Derivatives	157,378	101,560
Other assets	66,254	53,531
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	16,832	16,062
Securities
Investment, net of applicable allowance	49,376	44,784
Securities	49,376	44,784
Assets purchased under reverse repurchase agreements and securities borrowed	54,091	60,893
Loans, net of applicable allowance
Retail	440,378	423,469
Wholesale	205,985	185,413
Loans, net	646,363	608,882
Other
Other assets	62,949	50,375
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	40,640	38,345
Securities
Trading	145,533	146,534
Investment, net of applicable allowance	145,996	102,790
Securities	291,529	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	308,215	306,962
Loans, net of applicable allowance
Retail	447,222	425,028
Wholesale	216,544	194,007
Loans, net	663,766	619,035
Other
Derivatives	157,378	101,560
Other assets	66,253	53,531
Financial liabilities at carrying amount [member]
Deposits
Personal	337,196	294,732
Business and government	640,284	565,482
Bank	39,678	25,791
Deposits	1,017,158	886,005
Other
Obligations related to securities sold short	36,841	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	273,768	226,586
Derivatives	155,479	98,543
Other liabilities	66,379	59,921
Subordinated debentures	9,899	9,815
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	320,547	277,198
Business and government	519,674	453,942
Bank	29,476	22,759
Deposits	869,697	753,899
Other
Obligations related to assets sold under repurchase agreements and securities loaned	18,275	7,974
Other liabilities	66,272	61,039
Subordinated debentures	9,899	9,815
Financial liabilities at fair value [member]
Deposits
Personal	336,471	294,887
Business and government	642,386	564,076
Bank	39,691	25,805
Deposits	1,018,548	884,768
Other
Obligations related to securities sold short	36,841	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	273,768	226,586
Derivatives	155,479	98,543
Other liabilities	66,389	59,906
Subordinated debentures	$ 9,989	$ 9,930